Correction of Previously Issued Misstated Unaudited Condensed Consolidated Financial Statements (Details) - Schedule of changes in equity	Jan. 31, 2021 USD ($)
As Previously reported [Member]
Correction of Previously Issued Misstated Unaudited Condensed Consolidated Financial Statements (Details) - Schedule of changes in equity [Line Items]
Accumulated deficit	$ (20,319,946)
Adjustments [Member]
Correction of Previously Issued Misstated Unaudited Condensed Consolidated Financial Statements (Details) - Schedule of changes in equity [Line Items]
Accumulated deficit	(807,111)
As Revised [Member]
Correction of Previously Issued Misstated Unaudited Condensed Consolidated Financial Statements (Details) - Schedule of changes in equity [Line Items]
Accumulated deficit	$ (21,127,057)